Investment Strategy - Hull Tactical US ETF	Oct. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund is actively managed and invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities and instruments issued by or economically tied to U.S. issuers. In seeking to achieve the Fund’s investment objective, the Fund’s Adviser uses various proprietary analytical investment models that examine current and historical market data to evaluate market conditions and anticipated movements in the U.S. large-capitalization equity market (the “U.S. Equity Market”). The S&P 500® Index (the “S&P 500®”), a widely recognized measure of U.S. stock market performance that is composed primarily of large-capitalization U.S. issuers, is referenced in this Prospectus to describe the U.S. Equity Market and the third-party instruments through which the Fund may obtain its market exposure.

The models deliver investment signals that the Adviser uses to make investment decisions for the Fund. The Adviser uses statistical methods, machine learning and other artificial intelligence techniques to analyze data, develop and evaluate investment signals, and refine the Fund’s proprietary investment models. These techniques support the Adviser’s investment process and remain subject to the Adviser’s review and oversight. The Adviser retains responsibility for the Fund’s investment decisions. The investment models are designed to identify changing market conditions and position the Fund to take advantage of these movements. Currently, signals are combined into an “ensemble,” or array, that spans statistical, behavioral and sentiment, technical, fundamental, and economic data sources. This combined signal is generated twice each trading day, both near the open and close of the market and is used by the Adviser to determine the Fund’s targeted exposure to the U.S. Equity Market (the Fund’s “Targeted Market Exposure”). The Adviser routinely evaluates the performance and impact of each model on the Fund with the goal of outperforming the U.S. Equity Market without excess volatility. Depending on the discretion of the Adviser and the investment signals delivered by the models, the Adviser establishes a targeted U.S Equity Market exposure ranging from approximately 0% to 200% of the Fund’s net assets by allocating the Fund’s assets to one or more Market Instruments (as defined below). The Fund does not seek to maintain negative net exposure to the U.S. Equity Market. In seeking to achieve its Targeted Market Exposure, the Fund may buy or sell S&P 500 futures contracts, S&P 500 related ETFs, and S&P 500 Index Options to arrive at a Targeted Market Exposure. The Fund’s Targeted Market Exposure may be reduced to approximately 0% when the Adviser determines that market conditions warrant a more defensive posture and may be increased to as much as approximately 200% of the Fund’s net assets when the Adviser determines that market conditions are favorable. The Adviser may adjust the Fund’s targeted exposure within this range to account for new market conditions as well as data from the models. The Fund’s positions may be adjusted at the Adviser’s discretion as model predictions and market opportunities fluctuate.

In pursuing its investment objective, the Fund does not seek investment results that correspond to a specified multiple or inverse multiple of the performance of the S&P 500® or any other index over any predetermined period of time. Rather, the Fund is actively managed and adjusts its Targeted Market Exposure within a range of approximately 0% to 200% based on the Adviser’s investment process. Although the Fund may use derivatives to obtain market exposure greater than 100% of its net assets, the Fund does not seek to provide a fixed multiple of the return of the S&P 500® or any other index.

The Adviser implements the Fund’s investment strategy by taking positions in one or more exchange-traded funds (“ETFs”) that seek to track the performance of the S&P 500® (each an “S&P 500®-related ETF”). The Adviser may then further obtain or adjust the Fund’s Targeted Market Exposure by engaging in transactions in the following S&P 500®-related instruments:

•	entering into futures contracts on the S&P 500®; or
•	buying or selling (writing) put or call options on the S&P 500® Index or on S&P 500® Index-related ETFs (together, “S&P 500® Options”).

Separately from the Fund’s Targeted Market Exposure, the Adviser may take long or short positions in futures contracts based on the Chicago Board Options Exchange Volatility Index (the “VIX Index”) (“VIX Futures”). The Fund’s use of VIX Futures does not cause the Fund to target negative net exposure to the U.S. Equity Market.

The Fund uses the Market Instruments detailed above as a capital-efficient means of obtaining and adjusting its Targeted Market Exposure, including exposure above 100% of the Fund’s net assets. These instruments permit the Fund to potentially benefit from forward market movements in seeking its objective of long-term capital appreciation.

During periods when the Fund’s assets (or portion thereof) are not fully invested in accordance with the above, all or a portion of the Fund may be invested in ETFs whose strategy or investment objective is to attain price and yield performance similar to short-term U.S. Treasury obligations and/or cash instruments, which for this purpose include U.S. Treasury obligations; cash and cash equivalents including commercial paper, certificates of deposit and bankers’ acceptances; repurchase agreements; shares of money market mutual funds; and high-quality, short-term debt instruments including, in addition to U.S. Treasury obligations, other U.S. government securities (collectively, “Cash Instruments”). Additionally, to respond to certain adverse market, economic, political or other conditions, the Fund may invest 100% of its assets, without limitation, in Cash Instruments. The Fund may be invested in this manner for extended periods, depending on the Adviser’s assessment of market conditions. During this time, the Fund may not be able to meet its investment objective. To the extent that the Fund invests in ETFs or money market mutual funds, the Fund would bear its pro rata portion of each such money market fund’s advisory fees and operational expenses.

The Fund is an actively managed ETF and does not seek to track, replicate or correspond to the performance of the S&P 500® or any other index, and the Fund’s portfolio is not composed by reference to the constituents of any index. References to the S&P 500® in this Prospectus are descriptive only and are used to describe the U.S. Equity Market, to identify third-party instruments in which the Fund may invest, and for purposes of performance comparison. The S&P 500® is a product of S&P Dow Jones Indices LLC or its affiliates, and “S&P®” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Standard & Poor’s Financial Services LLC or any of their affiliates, and none of them makes any representation regarding the advisability of investing in the Fund.